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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Select Global Equity Fund, January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
China 1.1%
Alibaba Group Holding Ltd., ADR(a)	28,282	4,765,234
France 1.2%
Pernod Ricard SA	30,467	5,056,515
Germany 3.0%
Adidas AG	52,131	12,393,276
Hong Kong 4.9%
AIA Group Ltd.	2,276,200	20,552,979
India 6.6%
HDFC Bank Ltd.	439,093	12,850,576
Kotak Mahindra Bank Ltd.	840,729	14,877,481
Total		27,728,057
Indonesia 0.6%
PT Bank Central Asia Tbk	1,328,900	2,688,250
Ireland 2.0%
Ingersoll-Rand PLC	85,807	8,584,132
Japan 2.6%
Keyence Corp.	21,000	10,806,927
Netherlands 2.9%
Unilever NV-CVA	226,495	12,092,533
Spain 1.9%
Cellnex Telecom SA	280,740	7,901,625
Sweden 1.6%
Atlas Copco AB, Class B	177,057	4,228,618
Epiroc AB, Class B(a)	288,051	2,575,741
Total		6,804,359
Taiwan 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	609,000	4,517,544
United Kingdom 7.4%
Aon PLC	57,254	8,944,792
InterContinental Hotels Group PLC	55,573	3,163,769
RELX PLC	854,895	18,909,753
Total		31,018,314
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 61.5%
Abbott Laboratories	102,907	7,510,153
Activision Blizzard, Inc.	87,566	4,136,618
Adobe, Inc.(a)	69,294	17,172,439
Agilent Technologies, Inc.	63,099	4,798,679
Alphabet, Inc., Class A(a)	18,512	20,842,476
Amazon.com, Inc.(a)	7,908	13,591,717
Automatic Data Processing, Inc.	91,620	12,812,141
Baxter International, Inc.	117,324	8,504,817
Becton Dickinson and Co.	31,593	7,881,190
Boston Scientific Corp.(a)	306,877	11,707,357
Centene Corp.(a)	76,511	9,990,041
Charles Schwab Corp. (The)	114,506	5,355,446
CME Group, Inc.	22,558	4,111,872
Cooper Companies, Inc. (The)	25,097	6,996,040
Estee Lauder Companies, Inc. (The), Class A	41,127	5,610,545
Illumina, Inc.(a)	17,272	4,832,533
Lam Research Corp.	25,064	4,250,353
MasterCard, Inc., Class A	107,412	22,677,895
Microsoft Corp.	263,988	27,568,267
NVIDIA Corp.	25,905	3,723,844
S&P Global, Inc.	49,322	9,452,561
Thermo Fisher Scientific, Inc.	51,513	12,655,199
TransUnion	135,647	8,250,050
UnitedHealth Group, Inc.	44,845	12,117,119
Visa, Inc., Class A	81,338	10,981,443
Total		257,530,795
Total Common Stocks (Cost $328,714,799)		412,440,540

Columbia Select Global Equity Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Select Global Equity Fund, January 31, 2019 (Unaudited)
Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.530%(b),(c)	6,174,148	6,173,531
Total Money Market Funds (Cost $6,173,531)		6,173,531
Total Investments in Securities (Cost $334,888,330)		418,614,071
Other Assets & Liabilities, Net		234,572
Net Assets		$418,848,643
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.530%
	6,758,722	26,807,893	(27,392,467)	6,174,148	—	—	36,692	6,173,531
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
2	Columbia Select Global Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Select Global Equity Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
China	4,765,234	—	—	—	4,765,234
France	—	5,056,515	—	—	5,056,515
Germany	—	12,393,276	—	—	12,393,276
Hong Kong	—	20,552,979	—	—	20,552,979
India	—	27,728,057	—	—	27,728,057
Indonesia	—	2,688,250	—	—	2,688,250
Ireland	8,584,132	—	—	—	8,584,132
Japan	—	10,806,927	—	—	10,806,927
Netherlands	—	12,092,533	—	—	12,092,533
Spain	—	7,901,625	—	—	7,901,625
Sweden	—	6,804,359	—	—	6,804,359
Taiwan	—	4,517,544	—	—	4,517,544
United Kingdom	8,944,792	22,073,522	—	—	31,018,314
United States	257,530,795	—	—	—	257,530,795
Total Common Stocks	279,824,953	132,615,587	—	—	412,440,540
Money Market Funds	—	—	—	6,173,531	6,173,531
Total Investments in Securities	279,824,953	132,615,587	—	6,173,531	418,614,071
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Select Global Equity Fund | Quarterly Report 2019	3

Portfolio of Investments
Columbia Contrarian Europe Fund, January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Belgium 2.3%
KBC Group NV	90,465	6,138,219
Denmark 2.6%
Novo Nordisk A/S, Class B	151,287	7,055,916
Finland 4.6%
Nordea Bank Abp	334,475	3,037,439
Sampo OYJ, Class A	204,710	9,365,410
Total		12,402,849
France 12.1%
Airbus Group SE	65,885	7,557,785
Dassault Systemes	47,510	5,957,320
EssilorLuxottica SA	49,240	6,236,243
Kering SA	5,915	2,962,009
LVMH Moet Hennessy Louis Vuitton SE	17,495	5,601,929
VINCI SA	47,778	4,204,312
Total		32,519,598
Germany 14.2%
Adidas AG	31,605	7,513,562
Allianz SE, Registered Shares	39,545	8,370,069
Fresenius Medical Care AG & Co. KGaA	56,577	4,167,825
Infineon Technologies AG	199,395	4,431,035
Knorr-Bremse AG(a)	48,525	4,793,804
SAP SE	86,498	8,935,253
Total		38,211,548
Ireland 2.3%
Kingspan Group PLC	83,445	3,409,747
Smurfit Kappa Group PLC	91,816	2,646,230
Total		6,055,977
Italy 2.1%
Moncler SpA	87,512	3,295,468
Pirelli & C. SpA(a),(b)	364,940	2,382,619
Total		5,678,087
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 6.2%
ASML Holding NV	56,301	9,873,818
Ferrari NV	30,339	3,771,244
Koninklijke Philips NV	75,172	2,956,398
Total		16,601,460
Norway 1.6%
DNB ASA	247,399	4,380,989
Portugal 1.7%
Galp Energia SGPS SA	293,821	4,588,914
Spain 7.6%
Amadeus IT Group SA, Class A	63,659	4,625,411
Cellnex Telecom SA	265,018	7,459,118
Grifols SA	115,165	2,998,855
Industria de Diseno Textil SA	187,972	5,238,967
Total		20,322,351
Sweden 2.8%
Atlas Copco AB, Class A	168,885	4,395,543
Epiroc AB, Class A(a)	326,882	3,132,137
Total		7,527,680
Switzerland 5.2%
SGS SA, Registered Shares	1,493	3,595,691
Sika AG	77,780	10,246,046
Total		13,841,737
United Kingdom 32.0%
3i Group PLC	668,671	7,451,233
Ashtead Group PLC	111,068	2,809,375
BAE Systems PLC	315,626	2,118,723
ConvaTec Group PLC(b)	1,855,231	3,474,780
Galiform PLC	610,268	4,045,358
ITV PLC	2,317,088	3,929,545
John Wood Group PLC	491,416	3,488,255
Persimmon PLC	98,622	3,072,123
Prudential PLC	269,946	5,259,576
Reckitt Benckiser Group PLC	53,450	4,110,255
RELX PLC	516,620	11,427,317
Rio Tinto PLC	165,528	9,091,331
Columbia Contrarian Europe Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Contrarian Europe Fund, January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Schroders PLC	88,544	3,032,265
Tesco PLC	2,144,090	6,273,989
Unilever PLC	204,099	10,666,351
Weir Group PLC (The)	281,603	5,558,722
Total		85,809,198
Total Common Stocks (Cost $255,658,436)		261,134,523

Preferred Stocks 2.0%
Issuer	Shares	Value ($)
Germany 2.0%
Volkswagen AG	31,362	5,335,002
Total Preferred Stocks (Cost $5,262,981)		5,335,002
Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.530%(c),(d)	1,764,948	1,764,772
Total Money Market Funds (Cost $1,764,772)		1,764,772
Total Investments in Securities (Cost $262,686,189)		268,234,297
Other Assets & Liabilities, Net		143,677
Net Assets		$268,377,974

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $5,857,399, which represents 2.18% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.530%
	1,851,523	18,136,469	(18,223,044)	1,764,948	—	—	16,390	1,764,772
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
2	Columbia Contrarian Europe Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Contrarian Europe Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Belgium	—	6,138,219	—	—	6,138,219
Denmark	—	7,055,916	—	—	7,055,916
Finland	—	12,402,849	—	—	12,402,849
France	—	32,519,598	—	—	32,519,598
Germany	—	38,211,548	—	—	38,211,548
Ireland	—	6,055,977	—	—	6,055,977
Italy	—	5,678,087	—	—	5,678,087
Netherlands	—	16,601,460	—	—	16,601,460
Norway	—	4,380,989	—	—	4,380,989
Portugal	—	4,588,914	—	—	4,588,914
Spain	—	20,322,351	—	—	20,322,351
Sweden	—	7,527,680	—	—	7,527,680
Columbia Contrarian Europe Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Contrarian Europe Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Switzerland	—	13,841,737	—	—	13,841,737
United Kingdom	—	85,809,198	—	—	85,809,198
Total Common Stocks	—	261,134,523	—	—	261,134,523
Preferred Stocks
Germany	—	5,335,002	—	—	5,335,002
Total Preferred Stocks	—	5,335,002	—	—	5,335,002
Money Market Funds	—	—	—	1,764,772	1,764,772
Total Investments in Securities	—	266,469,525	—	1,764,772	268,234,297
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Contrarian Europe Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Seligman Global Technology Fund, January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Brazil 1.3%
Arco Platform Ltd., Class A(a)	226,547	5,727,108
Pagseguro Digital Ltd., Class A(a)	364,368	7,859,418
Total		13,586,526
China 0.3%
Tencent Holdings Ltd., ADR	72,700	3,242,783
Israel 0.9%
Mellanox Technologies Ltd.(a)	94,000	8,780,540
Japan 0.6%
Tokyo Electron Ltd.	45,200	6,600,133
Netherlands 0.7%
NXP Semiconductors NV	80,300	6,988,509
South Korea 0.6%
Hugel, Inc.(a)	20,384	6,137,456
United States 94.1%
21st Century Fox, Inc., Class A	64,400	3,175,564
Adobe, Inc.(a)	16,100	3,989,902
Advanced Energy Industries, Inc.(a)	101,300	5,195,677
Alphabet, Inc., Class A(a)	38,300	43,121,587
Alphabet, Inc., Class C(a)	30,943	34,543,837
Apple, Inc.(b)	253,585	42,206,687
Applied Materials, Inc.	788,000	30,795,040
Arista Networks, Inc.(a)	25,500	5,476,890
Broadcom, Inc.	234,496	62,903,552
Carbon Black, Inc.(a)	27,190	421,173
Cisco Systems, Inc.	68,300	3,229,907
Cornerstone OnDemand, Inc.(a)	146,400	8,394,576
Cypress Semiconductor Corp.	664,169	9,212,024
DXC Technology Co.	209,792	13,451,863
eBay, Inc.(a)	535,900	18,033,035
Electronics for Imaging, Inc.(a)	678,232	17,912,107
Euronet Worldwide, Inc.(a)	106,774	12,280,078
Eventbrite, Inc., Class A(a)	6,897	206,979
Fidelity National Information Services, Inc.	38,600	4,034,858
ForeScout Technologies, Inc.(a)	69,600	2,122,800
Fortinet, Inc.(a)	219,536	16,809,872
Common Stocks (continued)
Issuer	Shares	Value ($)
GoDaddy, Inc., Class A(a)	32,200	2,209,886
Inphi Corp.(a)	491,825	19,397,578
Integrated Device Technology, Inc.(a)	13,366	652,929
Intel Corp.	106,100	4,999,432
Lam Research Corp.	476,393	80,786,725
Lattice Semiconductor Corp.(a)	1,442,850	11,254,230
LogMeIn, Inc.	166,777	15,513,597
Lumentum Holdings, Inc.(a)	135,700	6,637,087
Marvell Technology Group Ltd.	1,746,232	32,357,679
Maxim Integrated Products, Inc.	253,266	13,744,746
Microchip Technology, Inc.	248,500	19,971,945
Micron Technology, Inc.(a)	1,194,519	45,654,516
Microsoft Corp.	184,100	19,225,563
NetApp, Inc.	252,200	16,082,794
Nuance Communications, Inc.(a)	2,172,081	34,470,925
ON Semiconductor Corp.(a)	1,088,504	21,813,620
Oracle Corp.	594,100	29,841,643
Palo Alto Networks, Inc.(a)	45,300	9,731,346
Qorvo, Inc.(a)	315,533	20,623,237
SailPoint Technologies Holding, Inc.(a)	237,051	6,767,806
Salesforce.com, Inc.(a)	123,733	18,803,704
Splunk, Inc.(a)	59,161	7,385,659
Synaptics, Inc.(a)	528,477	21,033,385
Synopsys, Inc.(a)	471,911	44,052,892
Teradyne, Inc.	747,454	26,900,869
TiVo Corp.	987,800	10,994,214
Verint Systems, Inc.(a)	159,700	7,724,689
Viavi Solutions, Inc.(a)	195,600	2,175,072
Visa, Inc., Class A	240,900	32,523,909
Western Digital Corp.	469,100	21,104,809
Xerox Corp.	848,722	23,942,448
Zynga, Inc., Class A(a)	901,300	4,037,824
Total		969,934,766
Total Common Stocks (Cost $732,370,658)		1,015,270,713

Columbia Seligman Global Technology Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Seligman Global Technology Fund, January 31, 2019 (Unaudited)
Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.530%(c),(d)	15,008,537	15,007,036
Total Money Market Funds (Cost $15,007,036)		15,007,036
Total Investments in Securities (Cost $747,377,694)		1,030,277,749
Other Assets & Liabilities, Net		165,338
Net Assets		$1,030,443,087
At January 31, 2019, securities and/or cash totaling $9,374,380 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Deutsche Bank	USD	(1,398,096)	(84)	300.00	1/17/2020	(60,664)	(2,142)
Apple, Inc.	Deutsche Bank	USD	(5,176,284)	(311)	290.00	1/17/2020	(207,578)	(10,885)
Total							(268,242)	(13,027)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(3,292,781)	(1,777)	15.00	01/17/2020	(190,356)	(167,038)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.530%
	3,144	53,523,002	(38,517,609)	15,008,537	—	—	26,997	15,007,036
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Seligman Global Technology Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Seligman Global Technology Fund, January 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	13,586,526	—	—	—	13,586,526
China	3,242,783	—	—	—	3,242,783
Israel	8,780,540	—	—	—	8,780,540
Japan	—	6,600,133	—	—	6,600,133
Netherlands	6,988,509	—	—	—	6,988,509
Columbia Seligman Global Technology Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Seligman Global Technology Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
South Korea	—	6,137,456	—	—	6,137,456
United States	969,934,766	—	—	—	969,934,766
Total Common Stocks	1,002,533,124	12,737,589	—	—	1,015,270,713
Money Market Funds	—	—	—	15,007,036	15,007,036
Total Investments in Securities	1,002,533,124	12,737,589	—	15,007,036	1,030,277,749
Investments in Derivatives
Liability
Options Contracts Written	(180,065)	—	—	—	(180,065)
Total	1,002,353,059	12,737,589	—	15,007,036	1,030,097,684
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Seligman Global Technology Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Contrarian Asia Pacific Fund, January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.7%
Issuer	Shares	Value ($)
Australia 14.0%
Amcor Ltd.	22,666	225,044
Ansell Ltd.	17,317	295,675
Aristocrat Leisure Ltd.	17,898	321,906
BHP Group Ltd.	11,840	302,310
Computershare Ltd.	6,684	86,589
Macquarie Group Ltd.	2,992	254,463
Sonic Healthcare Ltd.	11,621	194,926
Treasury Wine Estates Ltd.	31,081	349,786
Westpac Banking Corp.	23,407	418,330
Total		2,449,029
China 42.2%
51job, Inc., ADR(a)	1,894	131,898
58.Com, Inc., ADR(a)	4,402	279,087
Alibaba Group Holding Ltd., ADR(a)	6,423	1,082,211
Anhui Conch Cement Co., Ltd., Class H	25,000	136,333
BAIC Motor Corp., Ltd., Class H(b)	283,500	185,004
Bank of China Ltd., Class H	1,230,000	571,878
Baozun, Inc., ADR(a)	7,350	263,130
BBMG Corp., Class H	789,000	270,669
Brilliance China Automotive Holdings Ltd.	416,000	393,882
China Construction Bank Corp., Class H	690,380	621,896
CSPC Pharmaceutical Group Ltd.	92,000	158,718
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	40,300	181,863
Jiangsu Hengrui Medicine Co., Ltd., Class A	21,300	188,832
New Oriental Education & Technology Group, Inc., ADR(a)	4,910	378,266
O-film Tech Co., Ltd., Class A	259,178	391,059
Ping An Insurance Group Co. of China Ltd., Class H	44,500	433,232
Sinopec Kantons Holdings Ltd.	774,000	355,233
Tencent Holdings Ltd.	16,800	747,846
Times China Holdings Ltd.	294,000	384,774
Wuliangye Yibin Co., Ltd., Class A	25,700	232,545
Total		7,388,356
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 6.9%
AIA Group Ltd.	52,000	469,535
CK Asset Holdings Ltd.	30,000	252,564
Galaxy Entertainment Group Ltd.	29,000	201,917
Hong Kong Exchanges and Clearing Ltd.	8,960	280,350
Total		1,204,366
India 3.4%
Adani Ports & Special Economic Zone Ltd.	30,642	146,428
Mahindra & Mahindra Ltd.	24,309	233,143
Reliance Industries Ltd.	12,226	211,781
Total		591,352
Indonesia 1.1%
PT United Tractors Tbk	105,000	193,652
Macau 1.1%
Wynn Macau Ltd.	80,400	197,361
Philippines 2.2%
GT Capital Holdings, Inc.	10,300	211,553
Metropolitan Bank & Trust Co.	107,420	173,395
Total		384,948
Singapore 3.7%
DBS Group Holdings Ltd.	23,832	424,748
United Overseas Bank Ltd.	11,900	223,020
Total		647,768
South Korea 10.5%
E-MART, Inc., Class L	2,521	435,459
Hana Financial Group, Inc.	7,271	261,440
KB Financial Group, Inc.	3,426	147,206
LG Chem Ltd.	873	289,612
Samsung Electronics Co., Ltd.	11,770	490,740
Shinsegae, Inc.	858	204,891
Total		1,829,348
Taiwan 5.5%
MediaTek, Inc.	26,000	210,676
Taiwan Semiconductor Manufacturing Co., Ltd.	102,000	756,633
Total		967,309
Columbia Contrarian Asia Pacific Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Contrarian Asia Pacific Fund, January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thailand 4.1%
Bangkok Bank PCL, Foreign Registered Shares	50,800	360,113
Thai Beverage PCL	220,300	119,429
Thai Oil PCL, Foreign Registered Shares	99,300	229,550
Total		709,092
Total Common Stocks (Cost $16,036,133)		16,562,581

Preferred Stocks 0.9%
Issuer	Shares	Value ($)
South Korea 0.9%
Samsung SDI Co., Ltd.	2,009	164,363
Total Preferred Stocks (Cost $185,165)		164,363
Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.530%(c),(d)	647,711	647,646
Total Money Market Funds (Cost $647,646)		647,646
Total Investments in Securities (Cost $16,868,944)		17,374,590
Other Assets & Liabilities, Net		116,612
Net Assets		$17,491,202

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $185,004, which represents 1.06% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.530%
	1,168,279	2,755,267	(3,275,835)	647,711	—	—	2,859	647,646
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
2	Columbia Contrarian Asia Pacific Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Contrarian Asia Pacific Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	2,449,029	—	—	2,449,029
China	2,134,592	5,253,764	—	—	7,388,356
Hong Kong	—	1,204,366	—	—	1,204,366
India	—	591,352	—	—	591,352
Indonesia	—	193,652	—	—	193,652
Macau	—	197,361	—	—	197,361
Philippines	—	384,948	—	—	384,948
Singapore	—	647,768	—	—	647,768
South Korea	—	1,829,348	—	—	1,829,348
Columbia Contrarian Asia Pacific Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Contrarian Asia Pacific Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Taiwan	—	967,309	—	—	967,309
Thailand	—	709,092	—	—	709,092
Total Common Stocks	2,134,592	14,427,989	—	—	16,562,581
Preferred Stocks
South Korea	—	164,363	—	—	164,363
Total Preferred Stocks	—	164,363	—	—	164,363
Money Market Funds	—	—	—	647,646	647,646
Total Investments in Securities	2,134,592	14,592,352	—	647,646	17,374,590
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Contrarian Asia Pacific Fund | Quarterly Report 2019

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date March 22, 2019

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date March 22, 2019